11. Commitments and Contingencies (Sept 2019 Note) (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0	$ 24,815	$ 13,433	$ 51,117
Security deposit	$ 7,210